Debt and Capital Lease Obligations Narrative (Details) (USD $)	9 Months Ended		12 Months Ended	0 Months Ended			1 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Apr. 11, 2014 renewal_option	Jun. 03, 2014	Jul. 23, 2014	Aug. 31, 2013	Aug. 31, 2014	Sep. 30, 2014	Sep. 30, 2014	Mar. 25, 2014	Sep. 08, 2014	May 15, 2014	Oct. 30, 2014	Mar. 28, 2014	Dec. 31, 2012	Mar. 30, 2013	May 21, 2014 financial_instrument	May 22, 2014 financial_instrument
Debt Instrument [Line Items]
Long-term debt, amount outstanding	$ 1,305,559,000								1,305,559,000	$ 1,305,559,000
Loss on extinguishment of debt, net	(16,315,000)	0
Predecessor
Debt Instrument [Line Items]
Long-term debt, amount outstanding			320,999,000
Amount of financing obligation			87,110,000													55,409,000
Fair value of long-term debt			443,067,000													77,410,000
Capital Leases, Lease Term			14 years
Enfinity
Debt Instrument [Line Items]
Amount of financing obligation	30,521,000		31,494,000						30,521,000	30,521,000
SunE Solar Fund X
Debt Instrument [Line Items]
Loss on extinguishment of debt, net	(15,800,000)
Amount of financing obligation	0		55,616,000						0	0
Regulus Solar
Debt Instrument [Line Items]
Amount of financing obligation	9,203,000		0	9,200,000					9,203,000	9,203,000
Lease term (in years)				20 years
Number of lease renewal options with a fixed renewal term				2
Fixed lease renewal term (in years)				5 years
Number of lease renewal options with a maximum lease term condition				1
Regulus Solar | Maximum
Debt Instrument [Line Items]
Lease term (in years)				34 years 11 months
US Projects 2014
Debt Instrument [Line Items]
Amount of financing obligation	4,508,000		0						4,508,000	4,508,000
Lease term (in years)					8 years
Total purchase price	40,600,000
Deferred revenue recorded	36,100,000								36,100,000	36,100,000
Solar energy generation system capacity (in megawatts)					45
Line of Credit
Debt Instrument [Line Items]
Percent of domestic entities' stock as collateral	100.00%
Percent of foreign entities' stock as collateral	65.00%
Line of Credit | Eurodollar
Debt Instrument [Line Items]
Description of variable rate basis						eurodollar rate
Basis spread on variable rate (in percent)						3.75%
Line of Credit | Base Rate
Debt Instrument [Line Items]
Description of variable rate basis						base rate
Basis spread on variable rate (in percent)						2.75%
Line of Credit | Bridge Credit Facility due 2015 | Goldman Sachs Bank USA
Debt Instrument [Line Items]
Aggregate principal amount													400,000,000		250,000,000
Line of Credit | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount						300,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	299,250,000		0						299,250,000	299,250,000
Line of Credit | Secured Debt | Eurodollar | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						1.00%
Line of Credit | Secured Debt | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						2.00%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount						140,000,000
Secured Debt | System Construction and Term Debt and Solar Program Loans | Predecessor
Debt Instrument [Line Items]
Long-term debt, amount outstanding			320,999,000
Debt Instrument, Collateral, Number of Assets			25
Debt Instrument, Collateral Amount			412,063,000
Secured Debt | System Construction and Term Debt | Predecessor
Debt Instrument [Line Items]
Number of Debt Instruments			5
Long-term debt, amount outstanding			310,793,000													9,261,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			5.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			7.50%
Secured Debt | System Construction and Term Debt | London Interbank Offered Rate (LIBOR) | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.50%
Secured Debt | Mt. Signal Senior Secured Notes
Debt Instrument [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed						415,700,000
Long-term debt, amount outstanding	413,464,000		0						413,464,000	413,464,000
Stated interest rate (in percent)						6.00%
Secured Debt | VAT Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding	35,400,000								35,400,000	35,400,000
Secured Debt | VAT Credit Facility | Predecessor
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding			31,428,000
Secured Debt | VAT Credit Facility | Chilean Interbank Rate
Debt Instrument [Line Items]
Description of variable rate basis							Chilean Interbank Rate
Basis spread on variable rate (in percent)							1.40%
Secured Debt | VAT Credit Facility | Chilean Interbank Rate | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.40%
Secured Debt | CAP Nonrecourse Debt Financing Due in 2032
Debt Instrument [Line Items]
Face amount of debt instrument							212,500,000
Secured Debt | CAP Nonrecourse Debt Financing Due in 2032 | Predecessor
Debt Instrument [Line Items]
Face amount of debt instrument							212,500,000
Secured Debt | Regulus Solar Development Loan Due in 2016
Debt Instrument [Line Items]
Face amount of debt instrument																	44,400,000
Long-term debt, amount outstanding	37,935,000		44,400,000						37,935,000	37,935,000
Stated interest rate (in percent)																	18.00%
Secured Debt | Regulus Solar Development Loan Due in 2016 | Predecessor
Debt Instrument [Line Items]
Face amount of debt instrument																	44,400,000
Stated interest rate (in percent)																	18.00%
Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015
Debt Instrument [Line Items]
Face amount of debt instrument															120,000,000
Long-term debt, amount outstanding	111,525,000		0						111,525,000	111,525,000
Unamortized discount	1,500,000								1,500,000	1,500,000
Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | Prime Rate
Debt Instrument [Line Items]
Description of variable rate basis									Prime Rate
Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Description of variable rate basis									Federal Funds Effective Rate
Basis spread on variable rate (in percent)									0.50%
Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | Base Rate Loans, LIBOR Base Rate
Debt Instrument [Line Items]
Description of variable rate basis									LIBOR
Basis spread on variable rate (in percent)									1.00%
Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									3.75%
Secured Debt | Nellis due 2027
Debt Instrument [Line Items]
Long-term debt, amount outstanding	46,107,000		0						46,107,000	46,107,000
Stated interest rate (in percent)															5.75%
Secured Debt | Stonehenge Operating due 2028
Debt Instrument [Line Items]
Debt instruments held (number of instruments)																		3
Stated interest rate (in percent)																		3.40%
Loss on extinguishment of debt, net	3,800,000									3,800,000
Secured Debt | Stonehenge Operating due 2028 | Cross Currency Interest Rate Swap
Debt Instrument [Line Items]
Derivative held (number of instruments)																		3
Secured Debt | SunE Perpetual Lindsay due 2015
Debt Instrument [Line Items]
Long-term debt, amount outstanding	48,033,000		0						48,033,000	48,033,000
Secured Debt | SunE Perpetual Lindsay due 2015 | Prime Rate
Debt Instrument [Line Items]
Description of variable rate basis											Prime Rate
Basis spread on variable rate (in percent)											2.00%
Fixed component of variable rate basis (in percent)											1.00%
Secured Debt | SunE Perpetual Lindsay due 2015 | Canadian Dealer Offered Rate
Debt Instrument [Line Items]
Description of variable rate basis											CDOR
Basis spread on variable rate (in percent)											2.00%
Secured Debt | SunE Perpetual Lindsay, due 2014
Debt Instrument [Line Items]
Debt instruments held (number of instruments)																			7
Long-term debt, amount outstanding	24,178,000		0						24,178,000	24,178,000
Stated interest rate (in percent)																			5.75%
Secured Debt | DGS Prison Due in 2024
Debt Instrument [Line Items]
Long-term debt, amount outstanding	17,055,000		9,270,000						17,055,000	17,055,000
Secured Debt | DGS Prison Due in 2024 | Base Rate Loans, LIBOR Base Rate
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Secured Debt | DGS Prison Due in 2024 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	2.50%
Secured Debt | Solar Program Loans | Predecessor
Debt Instrument [Line Items]
Number of Debt Instruments			19
Long-term debt, amount outstanding			10,206,000													10,828,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			11.11%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			11.31%
Secured Debt | US Projects Term Bonds and Solar Program Loans
Debt Instrument [Line Items]
Loss on extinguishment of debt, net												2,500,000
Capital Lease Obligations | Predecessor
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount			69,598,000
Capital Lease Obligations | Alamosa Capital Lease Obligation
Debt Instrument [Line Items]
Loss on extinguishment of debt, net	1,900,000
Subsequent Event | Line of Credit | Bridge Credit Facility due 2015 | Goldman Sachs Bank USA | Predecessor
Debt Instrument [Line Items]
Aggregate principal amount													400,000,000		250,000,000
Subsequent Event | Line of Credit | Bridge Credit Facility due 2015 | Goldman Sachs Bank USA | Federal Funds Effective Swap Rate | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)													0.50%
Subsequent Event | Line of Credit | Bridge Credit Facility due 2015 | Goldman Sachs Bank USA | London Interbank Offered Rate (LIBOR) | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)													6.00%
Subsequent Event | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net														75,000,000.0
Subsequent Event | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net														275,000,000
Subsequent Event | Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | Predecessor
Debt Instrument [Line Items]
Face amount of debt instrument															120,000,000
Subsequent Event | Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | Federal Funds Effective Swap Rate | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)															0.50%
Subsequent Event | Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | Base Rate Loans, LIBOR Base Rate | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)															1.00%
Subsequent Event | Secured Debt | Regulus Solar Secured Construction Loan Facilities Due in 2015 | London Interbank Offered Rate (LIBOR) | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)															3.75%